SUMMARY OF WARRANTS (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $	$ 119
B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $	$ 136
Measurement Input, Share Price [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (U.S. dollars)	$ 0.025
Measurement Input, Share Price [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (U.S. dollars)	$ 0.025
Measurement Input, Share Price [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock price		$ 0.21
Measurement Input, Share Price [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock price		$ 0.21
Measurement Input, Price Volatility [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		65.31
Measurement Input, Price Volatility [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		68.73
Measurement Input, Expected Term [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	2 years 6 months
Measurement Input, Expected Term [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	3 years 6 months
Measurement Input, Expected Term [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)		1 year
Measurement Input, Expected Term [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)		2 years
Measurement Input, Risk Free Interest Rate [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.96
Measurement Input, Risk Free Interest Rate [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	1.18
Measurement Input, Risk Free Interest Rate [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0.17
Measurement Input, Risk Free Interest Rate [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0.19
Measurement Input, Expected Dividend Rate [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0
Measurement Input, Expected Dividend Rate [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0
Measurement Input, Expected Dividend Rate [Member] | Warrant A [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0
Measurement Input, Expected Dividend Rate [Member] | Warrant B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0
Measurement Input, Option Volatility [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	159.70
Measurement Input, Option Volatility [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	159.70
Measurement Input, Exercise Price [Member] | A Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.05
Measurement Input, Exercise Price [Member] | B Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.05